Business Combination	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Business Combination
3. Business Combination
On August 10, 2021 (the “Closing Date”), BCTG, a Delaware corporation and now predecessor of the Company, consummated the Business Combination, pursuant to the Merger Agreement, by and among BCTG, BCTG Merger Sub Inc., a Delaware corporation (“BCTG Merger Sub”), and Old Tango. Prior to consummation of the Business Combination, Old Tango changed its name from “Tango Therapeutics, Inc.” to “Tango Therapeutics Sub, Inc.” and in connection with the Business Combination, BCTG changed its name to “Tango Therapeutics, Inc.” (the former name of Old Tango). Pursuant to the Merger Agreement, on the Closing Date, BCTG Merger Sub merged with and into Old Tango, or the Merger, with Old Tango surviving the Merger as a wholly-owned subsidiary of BCTG, and BCTG changed its name to “Tango Therapeutics, Inc.”, or New Tango.
Pursuant to the terms and conditions of the Merger Agreement, the aggregate consideration paid to Old Tango equity holders upon the closing of the Merger was 55,000,000 shares of New Tango common stock. Subsequent to the closing of the Business Combination, New Tango entered into subscription agreements with certain investors (“PIPE Investors”) pursuant to which the PIPE Investors purchased 18,610,000 shares of New Tango common stock at $10.00 per share, for aggregate gross proceeds of $186.1 million, under the PIPE Financing.
The following table summarizes the elements of the net proceeds from the Business Combination and PIPE Financing transaction as of December 31, 2021 (in thousands):

Recapitalization
Cash—BCTG’s Trust Account and cash (net of redemptions)	$156,013
Cash—PIPE Financing	186,100
Less transaction costs and advisory fees paid	(15,836)

Net cash proceeds from the Business Combination and PIPE Financing	326,277
Add: non-cash net assets assumed from BCTG	3

Net contributions from Business Combination and PIPE Financing	$326,280

The following table summarizes the number of shares of common stock outstanding immediately following the consummation of the Business Combination and PIPE Financing transaction:

Number of Shares
BCTG common shares outstanding prior to the Business Combination	21,377,250
Less redemption of BCTG shares	(1,106,814)

Common shares of BCTG outstanding as of the Business Combination	20,270,436
Shares issued pursuant to the PIPE Financing	18,610,000

Business Combination and PIPE Financing shares	38,880,436
Old Tango common shares (after preferred shares were converted 1-for-1 for common shares)	48,593,803

Total shares of Common Stock immediately after Business Combination consummation	87,474,239

The merger consideration of 55,000,0000 shares of New Tango common stock issued to Old Tango equity holders consists of 48,593,803 shares issued in exchange for Old Tango common and preferred shares outstanding, included in the table above, as well as 6,406,197 shares issued in exchange for the Old Tango unvested restricted stock awards and unexercised stock options outstanding immediately prior to the effective time of the Business Combination.
Retrospective Application of Recapitalization
As discussed above, the Business Combination with BCTG, which was consummated on August 10, 2021, is accounted for as a reverse recapitalization of equity structure. Under the reverse recapitalization model, the Business Combination was treated as Old Tango issuing equity for the net assets of BCTG, with no goodwill or intangible assets recorded. Under this method of accounting, BCTG was treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the fact that subsequent to the Business Combination, Old Tango’s stockholders possess a majority of the voting power of the combined company, the Company comprises all of the ongoing operations of Old Tango, the Company comprises a majority of the governing body of Old Tango, and the Company’s senior management comprises all of the senior management of Old Tango.
These consolidated financial statements contain recasted stockholders’ equity balances resulting from the retroactive application of reverse recapitalization accounting in accordance with U.S. GAAP.

Retroactive Application of Recapitalization to the Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Equity (Deficit)
Pursuant to the terms of the Merger Agreement, upon the closing of the Business Combination on August 10, 2021 (the “Effective Time”), each share of Old Tango’s redeemable convertible preferred stock (the “Preferred Stock”) issued and outstanding immediately prior to the Effective Time was converted into a share of the Company’s common stock using the exchange ratio of 0.34 as follows:

Date	Description	Redeemable Convertible Preferred Stock	Preferred to Common Exchange Ratio	Common Stock Shares	8/10/2021 Merger Recapitalization Exchange Ratio	Recapitalization Common Stock
12/31/2019	Series A	55,700,000	1.00	55,700,000	0.34	18,922,317
4/7/2020	Series B (tranche 1)	22,686,025	1.00	22,686,025	0.34	7,706,861
8/17/2020	Series B-1	27,152,255	1.00	27,152,255	0.34	9,224,122
3/18/2021	Series B (tranche 2)	22,686,025	1.00	22,686,025	0.34	7,706,861
All common shares, as well as previously issued share options and restricted stock awards (“RSAs”), presented in the accompanying recasted consolidated statements of redeemable convertible preferred stock and stockholders’ equity (deficit) and/or in the related notes are presented on an as-converted
basis, converted at the ratio of 0.34.
Retroactive Application of Recapitalization to the Consolidated Statements of Operations and Comprehensive Loss
In accordance with the retroactive application of recapitalization to the accompanying consolidated statements of redeemable convertible preferred stock and stockholders’ equity (deficit), the basic and diluted weighted-average shares of common stock outstanding for the years ended December 31, 2021 and 2020 have been retroactively converted using the exchange ratio of 0.34.
The following table summarizes the weighted-average common shares, basic and diluted, for the year ended December 31, 2020:

Date	Description	As previously recorded	8/10/2021 Merger Exchange Ratio	Recapitalized Common Stock	Days Outstanding in 2020	% of weighting	Weighted average common shares
12/31/2020	Weighted-average shares, basic and diluted	11,461,011	0.34	3,893,305		100%	3,893,305
12/31/2019	Series A shares	55,700,000	0.34	18,922,317	365	100%	18,922,317
4/7/2020	Series B shares	22,686,025	0.34	7,706,443	268	73%	5,664,025
8/17/2020	Series B-1 shares	27,152,255	0.34	9,223,621	136	37%	3,452,558

Weighted average number of common shares outstanding – basic and diluted for the year ended December 31, 2020							31,932,204

Retroactive Application of Recapitalization to the Consolidated Balance Sheets
To conform to the retroactive application of recapitalization to the accompanying consolidated statements of redeemable convertible preferred stock and stockholders’ equity (deficit), historical proceeds from the issuance of preferred stock, less the par value of the historical preferred shares that were converted into common shares using the 0.34 ratio at the Effective Time, have been reclassified to additional paid in capital for the years ended December 31, 2021 and 2020, respectively.